Right-of-use Assets and Lease Liabilities - Schedule of Right-of-use Assets (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Balance as of January 1,	SFr 855	SFr 948
Indexation for the period	70	26
Addition/remeasurement/renewal of lease period Oculis SA office lease		28
Depreciation charge for the period	(167)	(147)
Balance as of December 31,	SFr 758	SFr 855